Patents (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Patents

	Cost	Accumulated Amortization	Net Book Value
As at December 31, 2013
Patents	$283,504	$133,479	$150,025

As at December 31, 2012
Patents	$222,574	$105,728	$116,846

Estimated Future Amortization Expense of Patents	The estimated future amortization expense of patents as of December 31, 2013 is as follows:

Year ending December 31:	Amount
2014	$31,662
2015	31,274
2016	24,106
2017	13,499
2018	9,026

$109,567